Group statement of changes in equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share buy-back	[1]	$ 1,135	$ 5,704	$ (2,397)
Own shares purchased from owners of Rio Tinto		$ 1,552	$ 5,386	$ 2,083

[1]	In 2019, the total amount of US$1,135 million (2018: US$5,704 million, 2017: US$2,397 million) includes own shares purchased from the owners of Rio Tinto as per the cash flow statement of US$1,552 million (2018: US$5,386 million, 2017: US$2,083 million) and a financial liability recognised in respect of an irrevocable contract in place as at the reporting date to cover the share buy-back programme, less amounts paid during the year in respect of a similar irrevocable contract in place at the beginning of the year.